Cover	Nov. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2023
Entity File Number	001-41237
Entity Registrant Name	DUET Acquisition Corp.
Entity Central Index Key	0001890671
Entity Tax Identification Number	87-2744116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	V03-11-02, Designer Office
Entity Address, Address Line Two	V03, Lingkaran SV
Entity Address, Address Line Three	Sunway Velocity
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100
City Area Code	+60-3
Local Phone Number	9201-1087
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	DUETU
Security Exchange Name	NASDAQ
Class Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	DUET
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	DUETW
Security Exchange Name	NASDAQ